Consolidated statement of comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of comprehensive income
Net profit for the year	$ 18,498,875	$ 25,383,071	$ 35,199,480
Unrealized (loss) gain on hedges:
Cash flow hedge for future exports	(2,181,202)	3,071,546	(1,528,749)
Hedge of a net investment in a foreign operation	(3,326,425)	6,213,387	(4,987,735)
Cash flow hedge with derivative instruments	(85,122)	173,711	117,913
Financial instruments measured at fair value	(142,717)	(2,393)	829
Foreign currency translation	7,370,955	(18,177,596)	15,960,722
Other comprehensive income that may be reclassified to profit or loss in subsequent periods -net of taxes	1,635,489	(8,721,345)	9,562,980
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes:
Remeasurement gain (loss) on defined benefit plans	1,307,532	(2,734,273)	(668,254)
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes	1,307,532	(2,734,273)	(668,254)
Other comprehensive income for the year, net of tax	2,943,021	(11,455,618)	8,894,726
Total comprehensive income for the year, net of tax	21,441,896	13,927,453	44,094,206
Comprehensive income attributable to:
Owners of parent	17,078,715	13,938,727	36,043,606
Non-controlling interest	4,363,181	(11,274)	8,050,600
Total comprehensive income for the year, net of tax	$ 21,441,896	$ 13,927,453	$ 44,094,206